Consolidated Interim Statements of Cash Flows - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Operating activities:
Loss for the period	$ (35,958,412)	$ (3,327,542)	$ (18,495,121)	[1]	$ (1,664,684)	[1]	$ (4,878,738)	[1]
Items not involving cash:
Depreciation	4,414	10,315	93,355		33,100		55,921
Finance expense	3,950	2,658	3,333		4,977		5,697
Change in benefits to employees	7,700	(1,872)	6,003		2,792		10,414
Change in fair value of derivative warrants liabilities	21,887,227
Gain from conversion of debt to note							(155,548)
Listing expense							4,394,390
Gain from revaluation of warrants			(7,704)
Impairments	5,601,167		13,142,481
Share-based compensation		95,464	140,821		153,909		550,517
Shares issued for services	3,095,593	114,545	202,432		125,627
Shares issued pursuant to a settlement agreement	546,122
Unrealized foreign exchange loss (gain)	(37,539)	192,472	177,906		(106,463)		(71,876)
Changes in non-cash working capital items:
Accounts receivables	(5,381)	90,494	38,370		(30,976)		45,489
Trade payables and accrued liabilities	94,157	38,410	67,060		10,857		(185,218)
Related parties	(202,423)		450,048
Prepaid expenses	(46,542)	252,334	800,191		(785,323)		(37,891)
Deferred revenue	(108,984)	(201,210)	(87,274)		189,022		(77,819)
Net cash used in operating activities	(5,118,951)	(2,733,932)	(3,468,099)		(2,067,162)		(344,662)
Investing activities:
Purchase of property and equipment		(2,311)	(7,703)	[2]	(123,172)	[2]	(170,548)	[2]
Investment in intangible assets		(425,875)	(366,325)	[2]	(1,886,717)	[2]	(672,533)	[2]
Disposal of property and equipment					1,500
Net cash used in investing activities		(428,186)	(374,028)		(2,008,389)		(843,081)
Financing activities:
Proceeds from exercise of stock options					237,800		49,200
Proceeds from private placements held in escrow							2,500,000
Proceeds from private placements					657,552		2,952,244
Proceeds from shares to be issued							81,967
Cash acquired from acquisition of BYND							494,144
Repayment of lease obligations							(17,796)
Proceeds from public offering, net	7,831,226	3,018,565	4,695,751
Proceeds from issuance of enhanced voting preference shares	35,608
Repayment of from long term loan	(35,245)	(34,199)	(45,350)		(46,561)		(11,437)
Net cash provided by financing activities	7,831,589	2,984,366	4,650,401		848,791		6,048,322
Net Increase (Decrease) in cash	2,712,638	(177,752)	808,274		(3,226,760)		4,860,579
Release of funds from escrow					2,484,634
Effect of foreign exchange rate changes	37,271	(31,656)	(87,211)		109,647		86,390
Cash at beginning of period	3,113,934	2,392,871	2,392,871		3,025,350		563,015
Cash at end of period	5,863,843	2,183,463	3,113,934		2,392,871		3,025,350
Funds held in escrow at the end of year							2,484,634
Supplemental disclosure of cash flow information
Cash paid during the year for interest	$ 3,950	$ 6,307	5,972		4,977
Supplemental non-cash information
Shares issued for intangible asset in Zigi Carmel acquisition					42,768,000
Shares issued for intangible asset in B.Y.B.Y acquisition							$ 850,000

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)
[2]	Revised as of December 31, 2022 and 2021 (Note 4)